Right-Of-Use Assets - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 678,000	$ 571,000	$ 991,000
Increase in right-of-use assets	0
Lease liabilities		$ 571,000
Increase in lease liabilities	$ 0
Bottom of Range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	12 months
Top of Range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	60 months	60 months